INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Amortizing intangible assets:
Gross carrying amount			¥ 409,398		¥ 407,375
Accumulated amortization	$ (23,113)		(135,300)		(160,911)
Impairment loss	(19,248)	¥ (134,000)	(134,000)
Net carrying amount			140,098		112,464
Indefinite-lived intangible assets
Indefinite-lived intangible assets			190,149		190,149
Total intangible assets
Total intangible assets, gross	85,829		599,547		597,524
Total intangible assets, net	43,468		330,247		302,613
Amortization expense	$ 4,030	¥ 28,053	¥ 56,515	¥ 56,547
Estimated future amortization expense of intangible assets
2020					28,390
2021					28,390
2022					22,170
2023					9,730
2024					9,560
Minimum
Intangible assets
Weighted average amortization period	6 years	6 years
Maximum
Intangible assets
Weighted average amortization period	10 years	10 years
Customer list
Intangible assets
Weighted average amortization period	6 years	6 years	6 years
Amortizing intangible assets:
Gross carrying amount			¥ 239,309		239,309
Accumulated amortization			(93,065)		(111,677)
Impairment loss		¥ (78,000)	(78,000)
Net carrying amount			¥ 68,244		49,632
Trademark
Intangible assets
Weighted average amortization period	10 years	10 years	10 years
Amortizing intangible assets:
Gross carrying amount			¥ 150,637		150,637
Accumulated amortization			(35,149)		(42,908)
Impairment loss		¥ (56,000)	(56,000)
Net carrying amount			¥ 59,488		51,729
Acquired software
Intangible assets
Weighted average amortization period	10 years	10 years	10 years
Amortizing intangible assets:
Gross carrying amount			¥ 19,452		17,429
Accumulated amortization			(7,086)		(6,326)
Net carrying amount			12,366		11,103
Operating Licenses and Trading Rights
Indefinite-lived intangible assets
Indefinite-lived intangible assets			¥ 190,149		¥ 190,149
Gold Master | Customer list
Amortizing intangible assets:
Impairment loss		¥ (78,000)
Gold Master | Trademark
Amortizing intangible assets:
Impairment loss		¥ (56,000)